Other investment	12 Months Ended
Mar. 31, 2014
Other investment
Other investment

10                                  Other investment

	March 31,
	2013	2014	2014
	RMB	RMB	US$

Unlisted equity securities, at cost	189,129	189,129	30,424

In May 2010, the Group completed its acquisition of 19.92% equity interest of Shandong Province Qilu Stem Cells Engineering Co., Ltd. (“Qilu Stem Cells”), which operates a cord blood bank in the Shandong province, the PRC. The Group does not have significant influence over the financial and operating decisions of Qilu Stem Cells. The investment is stated at cost as the equity securities do not have a readily determinable fair value.

In February 2013, the Group completed its acquisition of 4.08% equity interest of Qilu Stem Cells from Cordlife Service (S) Pte. Ltd., a wholly owned subsidiary of CBB at the time of the acquisition, satisfied in cash of US$8.65 million (RMB54,766). Upon completion of the transaction, the Group’s effective equity interest in Qilu Stem Cells increased from 19.92% to 24%. Although the Group increased its effective equity interest in Qilu Stem Cells to over 20%, the Group does not have any representation in the board of directors and does not have significant influence in Qilu Stem Cells. Accordingly, the investment in Qilu Stem Cells is accounted under the cost method as of March 31, 2013 and 2014.

Dividends declared and paid by Qilu Stem Cells during the years ended March 31, 2012, 2013 and 2014 of RMB7,217, nil and RMB7,497 (US$1,206), respectively, were recognized in dividend income in the consolidated statement of comprehensive income.